Supplement Dated September 22, 2011
to the
Prospectus Dated May 1, 2011 for Scudder DestinationsSM Annuity
issued by
Zurich American Life Insurance Company
(formerly known as Kemper Investors Life Insurance Company)
through its
ZALICO Variable Annuity Separate Account
(formerly known as KILICO Variable Annuity Separate Account)
This Supplement updates certain information in your variable annuity contract (“Contract”) Prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference.
1. Effective on or about September 22, 2011, DWS Strategic Income VIP changed its name to DWS Unconstrained Income VIP. As a result of the name change, all references to DWS Strategic Income VIP are hereby deleted from your Prospectus and replaced with references to DWS Unconstrained Income VIP.
2. The “Investment Objective and Investment Adviser” of the DWS Strategic Income VIP (Class A Shares) “Fund/Portfolio” (now DWS Unconstrained Income VIP), appearing on page 15 of your Prospectus, are deleted in their entirety and replaced with the following:
“Seeks a high total return. Investment adviser is Deutsche Investment Management Americas Inc. The subadviser is QS Investors, LLC.”
3. The “Investment Objective and Investment Adviser” of the Alger Balanced Portfolio (Class I-2 Shares) “Fund/Portfolio”, appearing on page 14 of your Prospectus, are deleted in their entirety and replaced with the following:
“Seeks current income and long-term capital appreciation. Investment adviser is Fred Alger Management, Inc.”
4. The “Investment Objective and Investment Adviser” of the Alger Capital Appreciation Portfolio (Class I-2 Shares) “Fund/Portfolio”, appearing on page 14 of your Prospectus, are deleted in their entirety and replaced with the following:
“Seeks long-term capital appreciation. Investment adviser is Fred Alger Management, Inc.”
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If you have any questions regarding this Supplement, please call the Service Center at 1-800-449-0523 (toll free), or write at PO Box 19097, Greenville, South Carolina, 29602-9097.

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